God Bless America ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Aerospace & Defense - 4.8%
The Boeing Co. (1)	7,144	$1,277,919

Airlines - 2.2%
Southwest Airlines Co. (1)	14,560	581,090

Auto Manufacturers - 6.1%
Tesla, Inc. (1)	8,303	1,616,594

Biotechnology - 5.4%
Amgen, Inc.	5,065	1,450,616

Building Materials - 1.0%
Martin Marietta Materials, Inc.	691	253,238

Chemicals - 3.1%
The Sherwin-Williams Co.	3,332	830,268

Commercial Services - 1.0%
Cintas Corp.	553	255,364

Cosmetics & Personal Care - 2.9%
Colgate-Palmolive Co.	10,078	780,843

Distribution & Wholesale - 2.1%
Copart, Inc. (1)	8,464	563,364

Diversified Financial Services - 4.8%
The Charles Schwab Corp.	15,641	1,291,008

Electric - 4.7%
Dominion Energy, Inc.	3,542	216,451
NextEra Energy, Inc.	9,064	767,721
Xcel Energy, Inc.	3,818	268,100
		1,252,272
Environmental Control - 2.8%
Waste Management, Inc.	4,466	749,038

Food - 6.0%
General Mills, Inc.	6,123	522,292
Mondelez International, Inc.	12,611	852,630
Tyson Foods, Inc. - Class A	3,588	237,812
		1,612,734
Healthcare - Products - 4.4%
Danaher Corp.	4,328	1,183,319

Healthcare - Services - 2.0%
HCA Healthcare, Inc.	2,270	545,299

Home Builders - 1.0%
D.R. Horton, Inc.	3,174	272,964

Insurance - 4.9%
The Allstate Corp.	3,874	518,728
Marsh & McLennan Company, Inc.	4,554	788,662
		1,307,390
Iron & Steel - 1.1%
Nucor Corp.	1,978	296,601

Media - 3.2%
Charter Communications, Inc. - Class A (1)	2,173	850,273

Mining - 1.0%
Newmont Corp.	5,382	255,484

Oil & Gas - 1.8%
EOG Resources, Inc.	1,794	254,622
Occidental Petroleum Corp.	3,271	227,302
		481,924
Oil & Gas Services - 1.0%
Schlumberger Ltd.	5,382	277,442

Real Estate Investment Trusts (REITs) - 4.9%
Prologis, Inc.	9,222	1,086,259
Public Storage	782	233,005
		1,319,264
Retail - 7.7%
Costco Wholesale Corp.	2,453	1,322,780
Dollar General Corp.	2,871	734,058
		2,056,838
Semiconductors - 12.3%
Broadcom, Inc.	2,404	1,324,676
NVIDIA Corp.	11,553	1,955,114
		3,279,790
Software - 4.5%
Electronic Arts, Inc.	5,661	740,346
MicroStrategy, Inc. - Class A (1)	1,012	200,467
Paychex, Inc.	2,070	256,742
		1,197,555
Transportation - 3.2%
CSX Corp.	25,994	849,744
Total Common Stocks
(Cost $23,631,064)		26,688,235

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 3.668% (2)	32,439	32,439
Total Short-Term Investments
(Cost $32,439)		32,439

Total Investments in Securities - 100.0%
(Cost $23,663,503)		26,720,674
Other Assets in Excess of Liabilities - 0.0% (3)		12,369
Total Net Assets - 100.0%		$26,733,043

(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(3) Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The God Bless America ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$26,688,235	$–	$–	$26,688,235
Short-Term Investments	32,439	–	–	32,439
Total Investments in Securities	$26,720,674	$–	$–	$26,720,674

(1) See Schedule of Investment for the industry breakout.